Other Non-Current Liabilities	9 Months Ended
Sep. 30, 2025
Other Liabilities Disclosure [Abstract]
Other non-current liabilities	OTHER NON-CURRENT LIABILITIES
Other non-current liabilities are comprised of the following:

(in thousands of $)	September 30, 2025	December 31, 2024
VIE dividend payable (1)	(184,000)	(184,000)
Deferred pre-COD cash flows (note 17)	(34,511)	—
Pension obligations	(20,221)	(21,209)
Non-current portion of operating lease liabilities	(5,174)	(5,124)
Day 1 gain deferred revenue (2)	—	(6,604)
Deferred commissioning period revenue (3)	—	(2,145)
Other (4)	(2,316)	(6,694)
Other non-current liabilities	(246,222)	(225,776)
(1) In December 2024, the lessor VIE declared a dividend of $184.0 million to a CSSC entity. The unpaid dividend is unsecured, interest free and due for payment in 2027. Given we are the primary beneficiary of the VIE, this amount has been fully consolidated into our financial statements (see note 9).
(2) Non-current portion of Day 1 gain deferred on initial recognition of the oil and gas derivative instruments embedded in the LTA (December 31, 2024: $5.1 million and $1.5 million) (note 5). As of September 30, 2025, the non-current portion of the Day 1 gain deferred revenue relating to FLNG Hilli’s oil and gas derivative instruments had been reclassified from “Other non-current liabilities” to “Other current liabilities” reflecting the LTA’s contractual maturity in July 2026 (note 17).

(3) This pertains to the FLNG Hilli's Customer billing during the commissioning period, prior to vessel acceptance and commencement of the LTA, which is considered an upfront payment for services. These amounts billed are recognized as part of “Liquefaction services revenue” in the unaudited consolidated statements of operations evenly over the LTA contract term, commencing on the Customer’s acceptance of the FLNG Hilli. As of September 30, 2025, balances related to the FLNG Hilli's LTA were reclassified from “Other non-current liabilities” to “Other current liabilities” to reflect the LTA’s contractual maturity in July 2026 (note 17).
(4) Included in “Other” as of December 31, 2024 is an ARO of $6.4 million related to FLNG Hilli, which was reclassified from “Other non-current liabilities” to “Other current liabilities” to reflect our obligation upon the LTA's contractual maturity in July 2026 (note 17).